Assets held for sale - Schedule of components of assets held for sale (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Assets Held For Sale [Line Items]
Property and plant	$ 0	$ 8,880,258	$ 9,134,183	$ 9,134,183
Cobourg facility
Disclosure Of Assets Held For Sale [Line Items]
Property and plant	$ 8,610,504